Credit risk - Reconciliation to Net Carrying Amounts (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of financial assets [line items]
At 1 January	£ 870,816
Other changes in credit quality	(253)	£ 132
Charge (credit) to the income statement	795	431	[1]	£ 303	[1]
At 31 December	907,307	870,816
Retail – credit cards
Disclosure of financial assets [line items]
Charge/(credit) for methodology and model changes in financial assets	(53)
Stage 3 £m | Retail – credit cards
Disclosure of financial assets [line items]
Charge/(credit) for methodology and model changes in financial assets	(17)
Stage 1 £m | Retail – credit cards
Disclosure of financial assets [line items]
Charge/(credit) for methodology and model changes in financial assets	(18)
Stage 2 £m | Retail – credit cards
Disclosure of financial assets [line items]
Charge/(credit) for methodology and model changes in financial assets	(18)
Total loans and advances to customers
Disclosure of financial assets [line items]
At 1 January	459,857
At 31 December	£ 481,463	£ 459,857
Drawn ECL coverage (%)	0.60%	0.70%
Total loans and advances to customers | 12-month expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	£ 404,624
At 31 December	£ 429,456	£ 404,624
Drawn ECL coverage (%)	0.20%	0.20%
Total loans and advances to customers | Lifetime expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	£ 43,605
At 31 December	£ 41,602	£ 43,605
Drawn ECL coverage (%)	2.50%	2.60%
Total loans and advances to customers | Lifetime expected credit losses | Stage 3 £m
Disclosure of financial assets [line items]
At 1 January	£ 5,608
At 31 December	£ 5,488	£ 5,608
Drawn ECL coverage (%)	15.90%	16.50%
Total loans and advances to customers | Lifetime expected credit losses | POCI £m
Disclosure of financial assets [line items]
At 1 January	£ 6,020
At 31 December	£ 4,917	£ 6,020
Drawn ECL coverage (%)	3.10%	3.00%
Retail – UK mortgages
Disclosure of financial assets [line items]
At 1 January	£ 312,280
At 31 December	£ 323,087	£ 312,280
Drawn ECL coverage (%)	0.20%	0.30%
Retail – UK mortgages | 12-month expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	£ 269,707
At 31 December	£ 284,256	£ 269,707
Drawn ECL coverage (%)	0.00%	0.00%
Retail – UK mortgages | Lifetime expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	£ 32,722
At 31 December	£ 30,207	£ 32,722
Drawn ECL coverage (%)	0.70%	0.80%
Retail – UK mortgages | Lifetime expected credit losses | Stage 3 £m
Disclosure of financial assets [line items]
At 1 January	£ 3,831
At 31 December	£ 3,707	£ 3,831
Drawn ECL coverage (%)	7.70%	8.00%
Retail – UK mortgages | Lifetime expected credit losses | POCI £m
Disclosure of financial assets [line items]
At 1 January	£ 6,020
At 31 December	£ 4,917	£ 6,020
Drawn ECL coverage (%)	3.10%	3.00%
Retail – credit cards
Disclosure of financial assets [line items]
At 1 January	£ 15,661
At 31 December	17,344	£ 15,661
Retail – credit cards | 12-month expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	13,385
At 31 December	£ 15,113	£ 13,385
Drawn ECL coverage (%)	1.00%	1.10%
Retail – credit cards | Lifetime expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	£ 2,144
At 31 December	£ 2,078	£ 2,144
Drawn ECL coverage (%)	10.70%	12.20%
Retail – credit cards | Lifetime expected credit losses | Stage 3 £m
Disclosure of financial assets [line items]
At 1 January	£ 132
At 31 December	£ 153	£ 132
Drawn ECL coverage (%)	44.20%	50.20%
Retail – credit cards | Lifetime expected credit losses | POCI £m
Disclosure of financial assets [line items]
Drawn ECL coverage (%)	2.90%	3.60%
Commercial Banking
Disclosure of financial assets [line items]
At 1 January	£ 87,602
At 31 December	£ 90,307	£ 87,602
Drawn ECL coverage (%)	0.90%	1.00%
Commercial Banking | 12-month expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	£ 81,272
At 31 December	£ 83,847	£ 81,272
Drawn ECL coverage (%)	0.20%	0.30%
Commercial Banking | Lifetime expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	£ 4,904
At 31 December	£ 5,085	£ 4,904
Drawn ECL coverage (%)	5.20%	5.10%
Commercial Banking | Lifetime expected credit losses | Stage 3 £m
Disclosure of financial assets [line items]
At 1 January	£ 1,426
At 31 December	£ 1,375	£ 1,426
Drawn ECL coverage (%)	21.70%	22.50%
Gross carrying amount | Total loans and advances to customers
Disclosure of financial assets [line items]
At 1 January	£ 463,048	£ 453,462
Exchange and other adjustments	1,028	(995)
Impact of transfers between stages	0	0
Additions and repayments	21,494	13,867
Disposals and derecognition	0	(2,257)
Advances written off	(1,305)	(1,229)
Recoveries of amounts previously written off	209	200
At 31 December	484,474	463,048		453,462
Gross carrying amount | Total loans and advances to customers | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Gross carrying amount | Total loans and advances to customers | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Gross carrying amount | Total loans and advances to customers | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Gross carrying amount | Total loans and advances to customers | 12-month expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	405,360	385,294
Exchange and other adjustments	1,034	(910)
Impact of transfers between stages	(4,819)	(836)
Additions and repayments	28,618	22,529
Disposals and derecognition	0	(717)
At 31 December	430,193	405,360		385,294
Gross carrying amount | Total loans and advances to customers | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	7,165	25,658
Gross carrying amount | Total loans and advances to customers | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	(10,427)	(25,390)
Gross carrying amount | Total loans and advances to customers | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	(1,557)	(1,104)
Gross carrying amount | Total loans and advances to customers | Lifetime expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	44,765	53,167
Exchange and other adjustments	(17)	(23)
Impact of transfers between stages	2,319	(1,759)
Additions and repayments	(4,388)	(6,140)
Disposals and derecognition	0	(480)
At 31 December	42,679	44,765		53,167
Gross carrying amount | Total loans and advances to customers | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	(7,021)	(25,607)
Gross carrying amount | Total loans and advances to customers | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	11,211	25,967
Gross carrying amount | Total loans and advances to customers | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	(1,871)	(2,119)
Gross carrying amount | Total loans and advances to customers | Lifetime expected credit losses | Stage 3 £m
Disclosure of financial assets [line items]
At 1 January	6,716	7,147
Exchange and other adjustments	3	(74)
Impact of transfers between stages	2,500	2,595
Additions and repayments	(1,606)	(1,612)
Disposals and derecognition	0	(366)
Advances written off	(1,296)	(1,174)
Recoveries of amounts previously written off	209	200
At 31 December	6,526	6,716		7,147
Gross carrying amount | Total loans and advances to customers | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	(144)	(51)
Gross carrying amount | Total loans and advances to customers | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	(784)	(577)
Gross carrying amount | Total loans and advances to customers | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	3,428	3,223
Gross carrying amount | Total loans and advances to customers | Lifetime expected credit losses | POCI £m
Disclosure of financial assets [line items]
At 1 January	6,207	7,854
Exchange and other adjustments	8	12
Additions and repayments	(1,130)	(910)
Disposals and derecognition	0	(694)
Advances written off	(9)	(55)
Recoveries of amounts previously written off	0	0
At 31 December	5,076	6,207		7,854
Gross carrying amount | Retail – UK mortgages
Disclosure of financial assets [line items]
At 1 January	313,128	307,320
Exchange and other adjustments	7	12
Impact of transfers between stages	0	0
Additions and repayments	10,820	7,892
Disposals and derecognition		(1,976)
Advances written off	(148)	(125)
Recoveries of amounts previously written off	6	5
At 31 December	323,813	313,128		307,320
Gross carrying amount | Retail – UK mortgages | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Gross carrying amount | Retail – UK mortgages | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Gross carrying amount | Retail – UK mortgages | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Gross carrying amount | Retail – UK mortgages | 12-month expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	269,760	256,596
Exchange and other adjustments	0	0
Impact of transfers between stages	(1,981)	(243)
Additions and repayments	16,528	13,901
Disposals and derecognition		(494)
At 31 December	284,307	269,760		256,596
Gross carrying amount | Retail – UK mortgages | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	3,892	21,133
Gross carrying amount | Retail – UK mortgages | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	(5,474)	(21,077)
Gross carrying amount | Retail – UK mortgages | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	(399)	(299)
Gross carrying amount | Retail – UK mortgages | Lifetime expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	32,995	38,533
Exchange and other adjustments	0	0
Impact of transfers between stages	1,204	(973)
Additions and repayments	(3,785)	(4,143)
Disposals and derecognition		(422)
At 31 December	30,414	32,995		38,533
Gross carrying amount | Retail – UK mortgages | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	(3,850)	(21,105)
Gross carrying amount | Retail – UK mortgages | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	6,053	21,473
Gross carrying amount | Retail – UK mortgages | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	(999)	(1,341)
Gross carrying amount | Retail – UK mortgages | Lifetime expected credit losses | Stage 3 £m
Disclosure of financial assets [line items]
At 1 January	4,166	4,337
Exchange and other adjustments	0	0
Impact of transfers between stages	777	1,216
Additions and repayments	(794)	(956)
Disposals and derecognition		(366)
Advances written off	(139)	(70)
Recoveries of amounts previously written off	6	5
At 31 December	4,016	4,166		4,337
Gross carrying amount | Retail – UK mortgages | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	(42)	(28)
Gross carrying amount | Retail – UK mortgages | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	(579)	(396)
Gross carrying amount | Retail – UK mortgages | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	1,398	1,640
Gross carrying amount | Retail – UK mortgages | Lifetime expected credit losses | POCI £m
Disclosure of financial assets [line items]
At 1 January	6,207	7,854
Exchange and other adjustments	7	12
Additions and repayments	(1,129)	(910)
Disposals and derecognition		(694)
Advances written off	(9)	(55)
Recoveries of amounts previously written off	0	0
At 31 December	5,076	6,207		7,854
Gross carrying amount | Retail – credit cards
Disclosure of financial assets [line items]
At 1 January	16,240	15,817
Exchange and other adjustments	0	0
Impact of transfers between stages	0	0
Additions and repayments	1,991	811
Advances written off	(496)	(506)
Recoveries of amounts previously written off	123	118
At 31 December	17,858	16,240		15,817
Gross carrying amount | Retail – credit cards | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Gross carrying amount | Retail – credit cards | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Gross carrying amount | Retail – credit cards | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Gross carrying amount | Retail – credit cards | 12-month expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	13,534	12,625
Exchange and other adjustments	0	0
Impact of transfers between stages	93	336
Additions and repayments	1,631	573
At 31 December	15,258	13,534		12,625
Gross carrying amount | Retail – credit cards | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	956	1,162
Gross carrying amount | Retail – credit cards | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	(657)	(642)
Gross carrying amount | Retail – credit cards | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	(206)	(184)
Gross carrying amount | Retail – credit cards | Lifetime expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	2,441	2,908
Exchange and other adjustments	0	0
Impact of transfers between stages	(486)	(720)
Additions and repayments	371	253
At 31 December	2,326	2,441		2,908
Gross carrying amount | Retail – credit cards | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	(953)	(1,162)
Gross carrying amount | Retail – credit cards | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	694	683
Gross carrying amount | Retail – credit cards | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	(227)	(241)
Gross carrying amount | Retail – credit cards | Lifetime expected credit losses | Stage 3 £m
Disclosure of financial assets [line items]
At 1 January	265	284
Exchange and other adjustments	0	0
Impact of transfers between stages	393	384
Additions and repayments	(11)	(15)
Advances written off	(496)	(506)
Recoveries of amounts previously written off	123	118
At 31 December	274	265		284
Gross carrying amount | Retail – credit cards | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	(3)	0
Gross carrying amount | Retail – credit cards | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	(37)	(41)
Gross carrying amount | Retail – credit cards | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	433	425
Gross carrying amount | Retail – credit cards | Lifetime expected credit losses | POCI £m
Disclosure of financial assets [line items]
At 1 January	0
At 31 December	0	0
Gross carrying amount | Commercial Banking
Disclosure of financial assets [line items]
At 1 January	88,484	89,629
Exchange and other adjustments	(581)	(172)
Impact of transfers between stages	0	0
Additions and repayments	3,390	(813)
Advances written off	(153)	(163)
Recoveries of amounts previously written off	1	3
At 31 December	91,141	88,484		89,629
Gross carrying amount | Commercial Banking | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Gross carrying amount | Commercial Banking | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Gross carrying amount | Commercial Banking | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Gross carrying amount | Commercial Banking | 12-month expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	81,477	79,574
Exchange and other adjustments	(543)	(103)
Impact of transfers between stages	(1,548)	210
Additions and repayments	4,634	1,796
At 31 December	84,020	81,477		79,574
Gross carrying amount | Commercial Banking | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	1,439	2,361
Gross carrying amount | Commercial Banking | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	(2,502)	(1,850)
Gross carrying amount | Commercial Banking | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	(485)	(301)
Gross carrying amount | Commercial Banking | Lifetime expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	5,168	7,987
Exchange and other adjustments	(38)	(5)
Impact of transfers between stages	1,003	(654)
Additions and repayments	(769)	(2,160)
At 31 December	5,364	5,168		7,987
Gross carrying amount | Commercial Banking | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	(1,353)	(2,347)
Gross carrying amount | Commercial Banking | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	2,633	1,951
Gross carrying amount | Commercial Banking | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	(277)	(258)
Gross carrying amount | Commercial Banking | Lifetime expected credit losses | Stage 3 £m
Disclosure of financial assets [line items]
At 1 January	1,839	2,068
Exchange and other adjustments	0	(64)
Impact of transfers between stages	545	444
Additions and repayments	(475)	(449)
Advances written off	(153)	(163)
Recoveries of amounts previously written off	1	3
At 31 December	1,757	1,839		2,068
Gross carrying amount | Commercial Banking | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	(86)	(14)
Gross carrying amount | Commercial Banking | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	(131)	(101)
Gross carrying amount | Commercial Banking | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	762	559
Gross carrying amount | Commercial Banking | Lifetime expected credit losses | POCI £m
Disclosure of financial assets [line items]
At 1 January	0
At 31 December	0	0
Allowance for expected credit losses
Disclosure of financial assets [line items]
At 1 January	(3,481)
At 31 December	(3,228)	(3,481)
Allowance for expected credit losses | 12-month expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	(889)
At 31 December	(861)	(889)
Allowance for expected credit losses | Lifetime expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	(1,286)
At 31 December	(1,160)	(1,286)
Allowance for expected credit losses | Lifetime expected credit losses | Stage 3 £m
Disclosure of financial assets [line items]
At 1 January	(1,119)
At 31 December	(1,048)	(1,119)
Allowance for expected credit losses | Lifetime expected credit losses | POCI £m
Disclosure of financial assets [line items]
At 1 January	(187)
At 31 December	(159)	(187)
Allowance for expected credit losses | Total loans and advances to customers
Disclosure of financial assets [line items]
At 1 January	(3,191)	(3,717)
Exchange and other adjustments	(49)	(56)
Impact of transfers between stages	(454)	(350)
Other changes in credit quality	669	579
Additions and repayments	256	422
Charge (credit) to the income statement	867	507
Disposals and derecognition	0	60
Advances written off	1,305	1,229
Recoveries of amounts previously written off	(209)	(200)
At 31 December	(3,011)	(3,191)		(3,717)
Allowance for expected credit losses | Total loans and advances to customers | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality	(136)	(24)
Allowance for expected credit losses | Total loans and advances to customers | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Allowance for expected credit losses | Total loans and advances to customers | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Allowance for expected credit losses | Total loans and advances to customers | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Allowance for expected credit losses | Total loans and advances to customers | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	(454)	(350)
Allowance for expected credit losses | Total loans and advances to customers | 12-month expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	(736)	(900)
Exchange and other adjustments	13	12
Impact of transfers between stages	1	(33)
Other changes in credit quality	27	(130)
Additions and repayments	12	50
Charge (credit) to the income statement	14	(147)
Disposals and derecognition	0	5
At 31 December	(737)	(736)		(900)
Allowance for expected credit losses | Total loans and advances to customers | 12-month expected credit losses | Stage 1 and 2 | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality	(41)	(20)
Allowance for expected credit losses | Total loans and advances to customers | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	(240)	(413)
Allowance for expected credit losses | Total loans and advances to customers | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	53	66
Allowance for expected credit losses | Total loans and advances to customers | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	35	21
Allowance for expected credit losses | Total loans and advances to customers | 12-month expected credit losses | Stage 1 and 2 | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	153	293
Allowance for expected credit losses | Total loans and advances to customers | Lifetime expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	(1,160)	(1,467)
Exchange and other adjustments	1	6
Impact of transfers between stages	7	116
Other changes in credit quality	(46)	(66)
Additions and repayments	29	107
Charge (credit) to the income statement	(82)	(289)
Disposals and derecognition	0	12
At 31 December	(1,077)	(1,160)		(1,467)
Allowance for expected credit losses | Total loans and advances to customers | Lifetime expected credit losses | Stage 1 and 2 | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality	(47)	2
Allowance for expected credit losses | Total loans and advances to customers | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	221	404
Allowance for expected credit losses | Total loans and advances to customers | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	(114)	(126)
Allowance for expected credit losses | Total loans and advances to customers | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	157	178
Allowance for expected credit losses | Total loans and advances to customers | Lifetime expected credit losses | Stage 1 and 2 | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	(257)	(340)
Allowance for expected credit losses | Total loans and advances to customers | Lifetime expected credit losses | Stage 3 £m
Disclosure of financial assets [line items]
At 1 January	(1,108)	(1,137)
Exchange and other adjustments	(18)	(21)
Impact of transfers between stages	(462)	(433)
Other changes in credit quality	677	709
Additions and repayments	140	193
Charge (credit) to the income statement	999	949
Disposals and derecognition	0	25
Advances written off	1,296	1,174
Recoveries of amounts previously written off	(209)	(200)
At 31 December	(1,038)	(1,108)		(1,137)
Allowance for expected credit losses | Total loans and advances to customers | Lifetime expected credit losses | Stage 3 £m | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality	(52)	15
Allowance for expected credit losses | Total loans and advances to customers | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	19	9
Allowance for expected credit losses | Total loans and advances to customers | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	61	60
Allowance for expected credit losses | Total loans and advances to customers | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	(192)	(199)
Allowance for expected credit losses | Total loans and advances to customers | Lifetime expected credit losses | Stage 3 £m | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	(350)	(303)
Allowance for expected credit losses | Total loans and advances to customers | Lifetime expected credit losses | POCI £m
Disclosure of financial assets [line items]
At 1 January	(187)	(213)
Exchange and other adjustments	(45)	(53)
Other changes in credit quality	11	66
Additions and repayments	75	72
Charge (credit) to the income statement	(64)	(6)
Disposals and derecognition	0	18
Advances written off	9	55
Recoveries of amounts previously written off	0	0
At 31 December	(159)	(187)		(213)
Allowance for expected credit losses | Total loans and advances to customers | Lifetime expected credit losses | POCI £m | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality	4	(21)
Allowance for expected credit losses | Retail – UK mortgages
Disclosure of financial assets [line items]
At 1 January	(848)	(1,105)
Exchange and other adjustments	(79)	(104)
Impact of transfers between stages	(58)	(48)
Other changes in credit quality	61	(21)
Additions and repayments	178	215
Charge (credit) to the income statement	(59)	(188)
Disposals and derecognition		53
Advances written off	148	125
Recoveries of amounts previously written off	(6)	(5)
At 31 December	(726)	(848)		(1,105)
Allowance for expected credit losses | Retail – UK mortgages | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality	(12)	7
Allowance for expected credit losses | Retail – UK mortgages | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Allowance for expected credit losses | Retail – UK mortgages | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Allowance for expected credit losses | Retail – UK mortgages | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Allowance for expected credit losses | Retail – UK mortgages | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	(58)	(48)
Allowance for expected credit losses | Retail – UK mortgages | 12-month expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	(53)	(161)
Exchange and other adjustments	1	(1)
Impact of transfers between stages	2	(2)
Other changes in credit quality	(6)	(94)
Additions and repayments	(7)	16
Charge (credit) to the income statement	(1)	(108)
Disposals and derecognition		1
At 31 December	(51)	(53)		(161)
Allowance for expected credit losses | Retail – UK mortgages | 12-month expected credit losses | Stage 1 and 2 | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality		1
Allowance for expected credit losses | Retail – UK mortgages | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	(29)	(135)
Allowance for expected credit losses | Retail – UK mortgages | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	2	11
Allowance for expected credit losses | Retail – UK mortgages | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Allowance for expected credit losses | Retail – UK mortgages | 12-month expected credit losses | Stage 1 and 2 | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	29	122
Allowance for expected credit losses | Retail – UK mortgages | Lifetime expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	(273)	(374)
Exchange and other adjustments	1	0
Impact of transfers between stages	(6)	25
Other changes in credit quality	(33)	(19)
Additions and repayments	38	48
Charge (credit) to the income statement	(65)	(92)
Disposals and derecognition		9
At 31 December	(207)	(273)		(374)
Allowance for expected credit losses | Retail – UK mortgages | Lifetime expected credit losses | Stage 1 and 2 | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality	(22)	9
Allowance for expected credit losses | Retail – UK mortgages | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	27	132
Allowance for expected credit losses | Retail – UK mortgages | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	(25)	(32)
Allowance for expected credit losses | Retail – UK mortgages | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	19	39
Allowance for expected credit losses | Retail – UK mortgages | Lifetime expected credit losses | Stage 1 and 2 | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	(27)	(114)
Allowance for expected credit losses | Retail – UK mortgages | Lifetime expected credit losses | Stage 3 £m
Disclosure of financial assets [line items]
At 1 January	(335)	(357)
Exchange and other adjustments	(36)	(50)
Impact of transfers between stages	(54)	(71)
Other changes in credit quality	89	26
Additions and repayments	72	79
Charge (credit) to the income statement	71	18
Disposals and derecognition		25
Advances written off	139	70
Recoveries of amounts previously written off	(6)	(5)
At 31 December	(309)	(335)		(357)
Allowance for expected credit losses | Retail – UK mortgages | Lifetime expected credit losses | Stage 3 £m | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality	6	18
Allowance for expected credit losses | Retail – UK mortgages | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	2	3
Allowance for expected credit losses | Retail – UK mortgages | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	23	21
Allowance for expected credit losses | Retail – UK mortgages | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	(19)	(39)
Allowance for expected credit losses | Retail – UK mortgages | Lifetime expected credit losses | Stage 3 £m | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	(60)	(56)
Allowance for expected credit losses | Retail – UK mortgages | Lifetime expected credit losses | POCI £m
Disclosure of financial assets [line items]
At 1 January	(187)	(213)
Exchange and other adjustments	(45)	(53)
Other changes in credit quality	11	66
Additions and repayments	75	72
Charge (credit) to the income statement	(64)	(6)
Disposals and derecognition		18
Advances written off	9	55
Recoveries of amounts previously written off	0	0
At 31 December	(159)	(187)		(213)
Allowance for expected credit losses | Retail – UK mortgages | Lifetime expected credit losses | POCI £m | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality	4	(21)
Allowance for expected credit losses | Retail – credit cards
Disclosure of financial assets [line items]
At 1 January	(579)	(699)
Exchange and other adjustments	19	18
Impact of transfers between stages	(103)	(97)
Other changes in credit quality	234	231
Additions and repayments	10	42
Charge (credit) to the income statement	327	286
Advances written off	496	506
Recoveries of amounts previously written off	(123)	(118)
At 31 December	(514)	(579)		(699)
Allowance for expected credit losses | Retail – credit cards | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Allowance for expected credit losses | Retail – credit cards | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Allowance for expected credit losses | Retail – credit cards | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Allowance for expected credit losses | Retail – credit cards | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	(103)	(97)
Allowance for expected credit losses | Retail – credit cards | 12-month expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	(149)	(168)
Exchange and other adjustments	0	0
Impact of transfers between stages	(25)	(39)
Other changes in credit quality	(24)	(31)
Additions and repayments	5	27
Charge (credit) to the income statement	(4)	(19)
At 31 December	(145)	(149)		(168)
Allowance for expected credit losses | Retail – credit cards | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	(92)	(128)
Allowance for expected credit losses | Retail – credit cards | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	10	13
Allowance for expected credit losses | Retail – credit cards | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	5	5
Allowance for expected credit losses | Retail – credit cards | 12-month expected credit losses | Stage 1 and 2 | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	52	71
Allowance for expected credit losses | Retail – credit cards | Lifetime expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	(297)	(401)
Exchange and other adjustments	0	0
Impact of transfers between stages	42	78
Other changes in credit quality	(14)	(22)
Additions and repayments	(7)	4
Charge (credit) to the income statement	(49)	(104)
At 31 December	(248)	(297)		(401)
Allowance for expected credit losses | Retail – credit cards | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	91	128
Allowance for expected credit losses | Retail – credit cards | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	(27)	(31)
Allowance for expected credit losses | Retail – credit cards | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	55	65
Allowance for expected credit losses | Retail – credit cards | Lifetime expected credit losses | Stage 1 and 2 | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	(77)	(84)
Allowance for expected credit losses | Retail – credit cards | Lifetime expected credit losses | Stage 3 £m
Disclosure of financial assets [line items]
At 1 January	(133)	(130)
Exchange and other adjustments	19	18
Impact of transfers between stages	(120)	(136)
Other changes in credit quality	272	284
Additions and repayments	12	11
Charge (credit) to the income statement	380	409
Advances written off	496	506
Recoveries of amounts previously written off	(123)	(118)
At 31 December	(121)	(133)		(130)
Allowance for expected credit losses | Retail – credit cards | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	1	0
Allowance for expected credit losses | Retail – credit cards | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	17	18
Allowance for expected credit losses | Retail – credit cards | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	(60)	(70)
Allowance for expected credit losses | Retail – credit cards | Lifetime expected credit losses | Stage 3 £m | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	(78)	(84)
Allowance for expected credit losses | Retail – credit cards | Lifetime expected credit losses | POCI £m
Disclosure of financial assets [line items]
At 1 January	0
At 31 December	0	0
Allowance for expected credit losses | Commercial Banking
Disclosure of financial assets [line items]
At 1 January	(882)	(1,022)
Exchange and other adjustments	9	17
Impact of transfers between stages	(143)	(69)
Other changes in credit quality	21	121
Additions and repayments	51	153
Charge (credit) to the income statement	113	37
Advances written off	153	163
Recoveries of amounts previously written off	(1)	(3)
At 31 December	(834)	(882)		(1,022)
Allowance for expected credit losses | Commercial Banking | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality	(19)
Allowance for expected credit losses | Commercial Banking | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Allowance for expected credit losses | Commercial Banking | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Allowance for expected credit losses | Commercial Banking | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Allowance for expected credit losses | Commercial Banking | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	(143)	(69)
Allowance for expected credit losses | Commercial Banking | 12-month expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	(205)	(232)
Exchange and other adjustments	13	13
Impact of transfers between stages	0	(7)
Other changes in credit quality	(15)	(11)
Additions and repayments	4	10
Charge (credit) to the income statement	(19)	(14)
At 31 December	(173)	(205)		(232)
Allowance for expected credit losses | Commercial Banking | 12-month expected credit losses | Stage 1 and 2 | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality	(18)
Allowance for expected credit losses | Commercial Banking | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	(62)	(86)
Allowance for expected credit losses | Commercial Banking | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	12	12
Allowance for expected credit losses | Commercial Banking | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	5	4
Allowance for expected credit losses | Commercial Banking | 12-month expected credit losses | Stage 1 and 2 | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	45	63
Allowance for expected credit losses | Commercial Banking | Lifetime expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	(264)	(372)
Exchange and other adjustments	2	5
Impact of transfers between stages	(21)	21
Other changes in credit quality	(9)	(20)
Additions and repayments	(5)	62
Charge (credit) to the income statement	17	(103)
At 31 December	(279)	(264)		(372)
Allowance for expected credit losses | Commercial Banking | Lifetime expected credit losses | Stage 1 and 2 | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality	23
Allowance for expected credit losses | Commercial Banking | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	53	85
Allowance for expected credit losses | Commercial Banking | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	(12)	(13)
Allowance for expected credit losses | Commercial Banking | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	18	19
Allowance for expected credit losses | Commercial Banking | Lifetime expected credit losses | Stage 1 and 2 | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	(80)	(70)
Allowance for expected credit losses | Commercial Banking | Lifetime expected credit losses | Stage 3 £m
Disclosure of financial assets [line items]
At 1 January	(413)	(418)
Exchange and other adjustments	(6)	(1)
Impact of transfers between stages	(122)	(83)
Other changes in credit quality	45	152
Additions and repayments	52	81
Charge (credit) to the income statement	115	154
Advances written off	153	163
Recoveries of amounts previously written off	(1)	(3)
At 31 December	(382)	(413)		£ (418)
Allowance for expected credit losses | Commercial Banking | Lifetime expected credit losses | Stage 3 £m | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality	(24)
Allowance for expected credit losses | Commercial Banking | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	9	1
Allowance for expected credit losses | Commercial Banking | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	0	1
Allowance for expected credit losses | Commercial Banking | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	(23)	(23)
Allowance for expected credit losses | Commercial Banking | Lifetime expected credit losses | Stage 3 £m | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	(108)	(62)
Allowance for expected credit losses | Commercial Banking | Lifetime expected credit losses | POCI £m
Disclosure of financial assets [line items]
At 1 January	0
At 31 December	£ 0	£ 0

[1]	[1]Comparative periods have been represented for presentational changes. See note 1.